INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

Intangible assets, included in “other assets,” consisted of patent licensing fees paid to license intellectual property (see Note 16).  The Company is amortizing the license fee as a research and development expense over the 15–year term of the license.

	2016	2015
Patent licensing fee	$200	$200
Accumulated amortization	(122)	(104)
	$78	$96

For each of the years ended December 31, 2016,  2015, and 2014, the amortization expense was $17. Amortization expense is expected to be $17 per year for 2017, 2018,  2019, and 2020, and $10 in 2021.